Future Minimum Rents (Details)	Dec. 31, 2014 USD ($)
Future Minimum Rents
2015	$ 2,415,603
2016	2,801,931
2017	2,797,169
2018	2,709,215
2019	2,595,764
Thereafter	24,675,671
Total	$ 37,995,353